Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

(1) Basis of Presentation and Significant Accounting Policies

Nature of operations — A.M. Castle & Co. and its subsidiaries (the “Company”) is a specialty metals and plastics distribution company serving principally the North American market, but with a growing global presence. The Company has operations in the United States, Canada, Mexico, France, the United Kingdom, China and Singapore. The Company provides a broad range of product inventories as well as value-added processing and supply chain services to a wide array of customers, principally within the producer durable equipment, oil and gas, aerospace, heavy industrial equipment, industrial goods, construction equipment, retail, marine and automotive sectors of the global economy. Particular focus is placed on the aerospace and defense, oil and gas, power generation, mining, heavy industrial equipment, marine, office furniture and fixtures, safety products, life science applications, automotive and general manufacturing industries as well as general engineering applications.

The Company’s corporate headquarters are located in Oak Brook, Illinois. The Company has 48 operational service centers located throughout North America (44), Europe (3) and Asia (1).

The Company purchases metals and plastics from many producers. Purchases are made in large lots and held in distribution centers until sold, usually in smaller quantities and often with value-added processing services performed. Orders are primarily filled with materials shipped from Company stock. The materials required to fill the balance of sales are obtained from other sources, such as direct mill shipments to customers or purchases from other distributors. Thousands of customers from a wide array of industries are serviced primarily through the Company’s own sales organization.

Basis of presentation — The consolidated financial statements include the accounts of A. M. Castle & Co. and its subsidiaries over which the Company exhibits a controlling interest. The equity method of accounting is used for the Company’s 50% owned joint venture, Kreher Steel Company, LLC (“Kreher”). All inter-company accounts and transactions have been eliminated.

Use of estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The principal areas of estimation reflected in the consolidated financial statements are accounts receivable allowances, inventory reserves, goodwill and intangible assets, income taxes, pension and other post-employment benefits and share-based compensation and fair value estimates associated with commodity hedge and convertible debt feature mark-to-mark adjustments.

Revenue recognition — Revenue from the sales of products is recognized when the earnings process is complete and when the title and risk and rewards of ownership have passed to the customer, which is primarily at the time of shipment. Revenue recognized other than at the time of shipment represents less than 3% of the Company’s consolidated net sales for the years ended December 31, 2011, 2010 and 2009. Provisions for allowances related to sales discounts and rebates are recorded based on terms of the sale in the period that the sale is recorded. Management utilizes historical information and the current sales trends of the business to estimate such provisions. The provisions related to discounts and rebates due to customers are recorded as a reduction within net sales in the Company’s consolidated statements of operations.

The Company maintains an allowance for doubtful accounts resulting from the inability of our customers to make required payments. The allowance for doubtful accounts is maintained at a level considered appropriate based on historical experience and specific identification of customer receivable balances for which collection is unlikely. The provisions for doubtful accounts are recorded in sales, general and administrative expense in the Company’s consolidated statements of operations. Estimates of doubtful accounts are based upon historical write-off experience as a percentage of net sales and judgments about the probable effects of economic conditions on certain customers.

The Company also maintains an allowance for credit memos for estimated credit memos to be issued against current sales. Estimates of allowance for credit memos are based upon the application of a historical issuance lag period to the average credit memos issued each month.

Allowance for doubtful accounts activity is presented in the table below:

	September 30,	September 30,	September 30,
	2011	2010	2009
Balance, beginning of year	$3,848	$4,195	$3,318
Add Provision charged to expense	523	777	2,484
Recoveries	140	186	186
Other	157	—	—
Less Uncollectible accounts charged against allowance	(1,084)	(1,310)	(1,793)

Balance, end of year	$3,584	$3,848	$4,195

Revenue from shipping and handling charges is recorded in net sales. Costs incurred in connection with shipping and handling the Company’s products, which are related to third-party carriers or performed by Company personnel are included in warehouse, processing and delivery expenses. For the years ended December 31, 2011, 2010 and 2009, shipping and handling costs included in warehouse, processing and delivery expenses were $35,214, $31,067, and $26,857, respectively.

Cost of materials — Cost of materials consists of the costs the Company pays for metals, plastics and related inbound freight charges. It excludes depreciation and amortization which are discussed below. The Company accounts for the majority of its inventory on a last-in, first-out (“LIFO”) basis and LIFO adjustments are recorded in cost of materials.

Operating expenses — Operating costs and expenses primarily consist of:

•	Warehouse, processing and delivery expenses, including occupancy costs, compensation and employee benefits for warehouse personnel, processing, shipping and handling costs;

•	Sales expenses, including compensation and employee benefits for sales personnel;

•

General and administrative expenses, including compensation for executive officers and general management, expenses for professional services primarily attributable to accounting and legal advisory services, bad debt expenses, data communication, computer hardware and maintenance and foreign currency gain or loss; and

•	Depreciation and amortization expenses, including depreciation for all owned property and equipment, and amortization of various intangible assets.

Cash equivalents — Cash equivalents are highly liquid, short-term investments that have an original maturity of 90 days or less.

Statement of cash flows — Non-cash investing financing activities and supplemental disclosures of consolidated cash flow information are as follows:

	September 30,	September 30,	September 30,
	Year Ended December 31,
	2011	2010	2009
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$1,123	$100	$26
Deferred debt origination fees	886	—	—
Additional purchase price due in 2012 for Tube Supply acquisition	6,472	—	—
Cash paid during the year for:
Interest	7,234	4,392	5,574
Income taxes	9,555	1,631	10,762
Cash received during the year for:
Income tax refunds	6,724	4,430	18,168

Inventories — Inventories consist of finished goods. Approximately ninety percent of the Company’s inventories are valued at the lower of LIFO cost or market at December 31, 2011 and 2010. Final inventory determination under the LIFO costing method is made at the end of each fiscal year based on the actual inventory levels and costs at that time. The Company values its LIFO increments using the cost of its latest purchases during the years reported. Current replacement cost of inventories exceeded book value by $138,882 and $122,340 at December 31, 2011 and 2010, respectively. Income taxes would become payable on any realization of this excess from reductions in the level of inventories.

During 2010 and 2009, a reduction in inventories resulted in a liquidation of applicable LIFO inventory quantities carried at lower costs in prior years. Cost of materials for 2010 and 2009 were lower by $12,500 and $5,608, respectively, as a result of the liquidations.

The Company maintains allowances for excess and obsolete inventory and physical inventory losses. The excess and obsolete inventory allowance is determined based on specific identification of material, adjusted for expected scrap value to be received. The allowance for physical inventory losses is determined based on historical physical inventory experience.

Insurance plans — In August 2009, the Company became a member of a group captive insurance company (the “Captive”) domiciled in Grand Cayman Island. The Captive reinsures losses related to certain of the Company’s workers’ compensation, automobile and general liability risks that occur subsequent to August 2009. Premiums are based on the Company’s loss experience and are accrued as expenses for the period to which the premium relates. Premiums are credited to the Company’s “loss fund” and earn investment income until claims are actually paid. For workers’ compensation, automobile and general liability claims that were incurred prior to August 2009, the Company is self-insured. Self-insurance amounts are capped, for individual claims and in the aggregate, for each policy year by an insurance company. Self-insurance reserves are based on unpaid, known claims (including related administrative fees assessed by the insurance company for claims processing) and a reserve for incurred but not reported claims based on the Company’s historical claims experience and development.

Property, plant and equipment — Property, plant and equipment are stated at cost and include assets held under capital leases. Expenditures for major additions and improvements are capitalized, while maintenance and repair costs that do not substantially improve or extend the useful lives of the respective assets are expensed in the period in which they are incurred. When items are disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in income.

The Company provides for depreciation of plant and equipment sufficient to amortize the cost over their estimated useful lives as follows:

September 30,
Buildings and building improvements	3 – 40 years
Plant equipment	3 –25 years
Furniture and fixtures	3 –10 years
Vehicles and office equipment	3 –7 years

Leasehold improvements are depreciated over the shorter of their useful lives or the remaining term of the lease. Depreciation is calculated using the straight-line method and depreciation expense for 2011, 2010 and 2009 was $13,605, $13,578 and $13,850, respectively.

Long-lived assets — The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset. If such assets are impaired, the impairment charge is calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Determining whether impairment has occurred typically requires various estimates and assumptions, including determining which undiscounted cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount, and the asset’s residual value, if any. The Company derives the required undiscounted cash flow estimates from historical experience and internal business plans.

Goodwill and intangible assets — The carrying value of the Company’s goodwill is evaluated annually on January 1st of each fiscal year or when certain triggering events occur which require a more current valuation. The Company assesses, at least quarterly, whether any triggering events have occurred.

A two-step method is used for determining goodwill impairment. The first step is performed to identify whether a potential impairment exists by comparing each reporting unit’s fair value to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the next step is to measure the amount of impairment loss, if any.

The majority of the Company’s recorded intangible assets were acquired as part of the Transtar and Tube Supply, Inc. (“Tube Supply”) acquisitions in September 2006 and December 2011, respectively, and consist of customer relationships, non-compete agreements, trade names and developed technology. The initial values of the intangible assets were based on a discounted cash flow valuation using assumptions made by management as to future revenues from select customers, the level and pace of attrition in such revenues over time and assumed operating income amounts generated from such revenues. These intangible assets are amortized over their useful lives, which are 4 to 12 years for customer relationships, 3 years for non-compete agreements, 1 to 10 years for trade names, and 3 years for developed technology. Useful lives are estimated by management and determined based on the timeframe over which a significant portion of the estimated future cash flows are expected to be realized from the respective intangible assets. Furthermore, when certain conditions or certain triggering events occur, a separate test of impairment, similar to the impairment test for long-lived assets, is performed. If the intangible asset is deemed to be impaired, such asset will be written down to its fair value.

Income taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records valuation allowances against its deferred tax assets when it is more likely than not that the amounts will not be realized which will increase the provision for income taxes in the period in which that determination is made.

The Company does not provide for deferred income taxes on undistributed earnings of foreign subsidiaries as such undistributed earnings are considered to be permanently reinvested based on management’s overall business strategy. It is not practicable to determine the amounts of net additional income tax that may be payable if such earnings were repatriated.

The Company’s 50% ownership interest in Kreher (see Note 6) is through a 50% interest in a limited liability corporation (LLC) taxed as a partnership. Kreher has two subsidiaries organized as individually taxed C-Corporations. The Company includes in its income tax provision the income tax liability on its share of Kreher income. The income tax liability of Kreher itself is generally treated as a current income tax expense and the income tax liability associated with the profits of the two subsidiaries of Kreher is treated as a deferred income tax expense. As the subsidiaries of Kreher have never declared a dividend and the Company can not independently cause one to be declared, no benefit of a dividend received deduction has been recognized in the Company’s tax provision.

The Company recognizes the tax benefits of uncertain tax positions only if those benefits will more likely than not be sustained upon examination by the relevant tax authorities. Unrecognized tax benefits are subsequently recognized at the time the recognition threshold is met, the tax matter is effectively settled or the statute of limitations expires for the return containing the tax position, whichever is earlier. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that differs from the current estimate.

The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Accrued interest and penalties are included within other long-term liabilities in the consolidated balance sheets.

Foreign currency — For the majority of the Company’s non-U.S. operations, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using year-end exchange rates, and income and expenses are translated using the average exchange rates for the reporting period. The currency effects of translating financial statements of the Company’s non-U.S. operations which operate in local currency environments are recorded in accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Transaction gains or losses resulting from foreign currency transactions were not material for any of the years presented.

Earnings per share — Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock plus common stock equivalents. Common stock equivalents consist of employee and director stock options, restricted stock awards, other share-based payment awards, and contingently issuable shares related to the Company’s convertible debt which are included in the calculation of weighted average shares outstanding using the treasury stock method, if dilutive. The following table is a reconciliation of the basic and diluted earnings per share calculations:

	September 30,	September 30,	September 30,
	2011	2010	2009

Numerator:
Net loss	$(1,760)	$(5,640)	$(26,903)

Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	22,983	22,708	22,862

Effect of dilutive securities:
Outstanding common stock equivalents	—	—	—

Denominator for diluted loss per share	22,983	22,708	22,862

Basic loss per share	$(0.08)	$(0.25)	$(1.18)

Diluted income loss per share	$(0.08)	$(0.25)	$(1.18)

Excluded outstanding share-based awards having an anti-dilutive effect	757	471	239

The Convertible Notes are dilutive to the extent the average stock price during the period is greater than $10.28, the conversion price of the Convertible Notes. The Convertible Notes are only dilutive for the “in the money” portion of the Convertible Notes that could be settled with the Company’s stock. In future periods, absent a fundamental change, (as defined in the Convertible Notes agreement), the outstanding Convertible Notes could increase diluted average shares outstanding by a maximum of approximately 5,600 shares.

For the years ended December 31, 2011, 2010 and 2009, the participating securities, which represent certain non-vested shares granted by the Company, were less than one percent of total securities. These securities do not participate in the Company’s net losses.

Concentrations — The Company serves a wide range of customers within the producer durable equipment, oil and gas, aerospace, heavy industrial equipment, industrial goods, construction equipment, retail, marine and automotive sectors of the economy from locations throughout the United States, Canada, Mexico, France, the United Kingdom, Spain, China and Singapore. Its customer base includes many Fortune 500 companies as well as thousands of medium and smaller sized firms spread across the entire spectrum of metals and plastics using industries. The Company’s customer base is well diversified and therefore, the Company does not have dependence upon any single customer, or a few customers. No single customer represents more than 3% of the Company’s total net sales. Approximately 80% of the Company’s business is conducted from locations in the United States.

Share-based compensation — The Company offers share-based compensation to executive and other key employees, as well as its directors. Share-based compensation expense is recorded over the vesting period based on the grant date fair value of the stock award. Stock options have an exercise price equal to the market price of the Company’s stock on the grant date (options granted prior to 2010) or the average closing price of the Company’s stock for the ten trading days preceding the grant date (options granted in 2010) and have a contractual life of eight to ten years. Options and restricted stock generally vest in one to five years for executives and employees and one year for directors. The Company may either issue shares from treasury or new shares upon share option exercise. Management estimates the probable number of shares which will ultimately vest when calculating the share-based compensation expense for the LTI and LTC Plans. As of December 31, 2011, the Company’s weighted average forfeiture rate is approximately 18%. The actual number of shares that vest may differ from management’s estimate.

Stock options are valued based on the market price of the Company’s stock on the grant date, using a Black-Scholes option-pricing model. The expense associated with stock option awards is recorded on a straight-line basis over the vesting period, net of estimated forfeitures.

Share-based compensation expense for restricted share units and non-vested shares in the long-term incentive plan (“LTI Plan”) and long-term compensation plans (“LTC Plans”) is established using the market price of the Company’s common stock on the date of grant.

The fair value of performance shares granted under the LTI Plan is based on the market price of the Company’s stock on the date of grant adjusted to reflect that the participants do not participate in dividends during the vesting period. The grant date fair value of performance shares awarded under the LTC Plans was estimated using a Monte Carlo simulation.

Final award vesting and distribution of performance awards granted under the LTI and LTC Plans are determined based on the Company’s actual performance versus the target goals for a three-year consecutive period as defined in each plan. Partial awards can be earned for performance less than the target goal, but in excess of minimum goals; and award distributions above the target can be achieved if the maximum goals are met or exceeded. The performance goals for the 2009 LTI Plan are three-year cumulative net income and average return on total capital for the same three-year period. These performance goals were not met.

Under the 2011 and 2010 LTC Plans, the potential award for the performance shares granted is partially dependent on the Company’s relative total shareholder return (“RTSR”), which represents a market condition. RTSR is measured against a group of peer companies either in the metals industry or in the industrial products distribution industry. Compensation expense for performance awards containing a market condition is recognized regardless of whether the market condition is achieved to the extent the requisite service period condition is met.

Under the 2011 LTC Plan, the potential award for performance share units containing a non-market-based performance condition is determined based on the Company’s actual performance versus Company-specific target goals for Return on Invested Capital (“ROIC”) (as defined in the 2011 LTC Plan) for any one or more fiscal years during the three-year performance period beginning on January 1st of the year of grant. Partial performance awards can be earned for performance less than the target goal, but in excess of minimum goals and award distributions twice the target can be achieved if the maximum goals are met or exceeded. The number of performance shares, if any, that vest based on the performance achieved during the three-year performance period, will vest at the end of the three-year performance period. Compensation expense recognized is based on management’s expectation of future performance compared to the pre-established performance goals. If the performance goals are not expected to be met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

Unless covered by a specific change-in-control or severance arrangement, participants to whom restricted stock units, performance shares and other non-vested shares have been granted must be employed by the Company on the vesting date or at the end of the performance period, respectively, or the award will be forfeited.

New Accounting Standards Updates

Standards Updates Adopted

Effective January 1, 2011, the Company adopted Accounting Standards Update (“ASU”) No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The ASU specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments to this guidance also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Refer to Note 2 for required disclosures associated with the adoption of this ASU.

Standards Updates Issued Not Yet Effective

During December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set off associated with an entity’s recognized assets and recognized liabilities within the scope of Topic 210. The ASU is effective for annual reporting periods beginning on or after January 1, 2012, and interim periods within those annual periods. The adoption of this ASU may impact disclosures in future interim and annual financial statements issued.

During September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other.” The objective of this ASU is to simplify how entities test goodwill for impairment. The amendments allow entities to assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test per Topic 350, “Intangibles – Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Upon adoption, this ASU may impact the way the Company tests goodwill for impairment and the associated disclosures in future interim and annual financial statements issued will be updated to reflect any changes associated with this ASU.

During June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” The amendments in this ASU will impact all entities that report items of other comprehensive income and are effective retrospectively for public entities. The amendments in this ASU eliminate the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments provide the entity with the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Both options require an entity to present each component of net income along with total net income, each component of other comprehensive income along with total other comprehensive income and a total amount for comprehensive income. The subsequent issuance of ASU 2011-12, “Comprehensive Income” in December 2011 deferred the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other provisions in ASU 2011-05 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this ASU will impact the presentation of comprehensive income in future interim and annual financial statements issued.